Subsequent Events - Additional Information (Details) - Subsequent Event - Securities Purchase Agreement - Armistice - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Apr. 27, 2017	Apr. 30, 2017
Subsequent Event [Line Items]
Value of securities issued	$ 5,000
Convertible preferred stock, shares issued upon conversion	11,940,000
Conversion price (usd per share)	$ 0.35
Warrants to purchase shares of common stock, maximum, shares	14,285,714
Exercise price per share (usd per share)	$ 0.40
Proceeds from sale of shares under common stock purchase agreements	$ 4,650	$ 5,000
Common Stock
Subsequent Event [Line Items]
Common stock issued (in shares)	2,345,714
Share price (usd per share)	$ 0.35
Shares of common stock purchased as a percent of outstanding shares	19.99%
Preferred Stock | Series A Preferred Stock
Subsequent Event [Line Items]
Common stock issued (in shares)	4,179